Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2024
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Multi-Strategy Total Return Fund, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0001707770
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 19, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jan. 01, 2025
EntityInvCompanyType	dei_EntityInvCompanyType	N-1A
Prospectus Date	rr_ProspectusDate	Jan. 01, 2025